Organization and Nature of Business - Schedule of Key Financial Information (Details)	3 Months Ended
Mar. 31, 2025 USD ($)
VAXIMM AG [Member]
Schedule of Key Financial Information [Line Items]
Asset	$ 910,415
Liability	386,254
Equity	524,161
Sales
Net Income(loss)	(78,609)
RMC Co.,Ltd [Member]
Schedule of Key Financial Information [Line Items]
Asset	2,040,181
Liability	1,568,695
Equity	471,486
Sales	761,272
Net Income(loss)	(211,541)
Darnatein Co.,Ltd [Member]
Schedule of Key Financial Information [Line Items]
Asset	110,171
Liability	678,651
Equity	(568,481)
Sales
Net Income(loss)	(141,742)
OSR Holdings, Inc. [Member]
Schedule of Key Financial Information [Line Items]
Asset	1,687,119
Liability	10,071,814
Equity	(8,384,695)
Sales
Net Income(loss)